Notes and Accounts Receivable, Net - Summary of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	$ 270,683.2	$ 8,255.1	$ 201,313.9
Less: Loss allowance	(453.0)		(531.5)	$ (331.6)	$ (347.0)
Trade receivables [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	264,770.7		195,902.6
Trade receivables [member] | Amortized cost [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	265,223.7		196,434.1
Less: Loss allowance	(453.0)		(531.5)
Trade receivables [member] | FVTOCI [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	$ 5,912.5		$ 5,411.3